Leases	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases

12. Lease

Amounts recognized in the condensed consolidated balance sheets are as follows:

(i)
Right-of-use assets

During the six months ended June 30, 2022, the Group entered into an office lease in San Diego for facilities being used as the Group’s executive headquarters and office for U.S. employees.

(ii)
Lease liabilities

	Land use rights	Office rental	Total
	RMB’000	RMB’000	RMB’000
Opening net book amount-as of January 1, 2022	21,987	834	22,821
Additions	-	3,451	3,451
Depreciation	(222)	(696)	(918)
Closing net book amount-as of June 30, 2022	21,765	3,589	25,354

As of June 30, 2022
Cost	22,284	6,058	28,342
Accumulated depreciation	(519)	(2,469)	(2,988)
Net book value	21,765	3,589	25,354

Amounts recognized in the interim condensed consolidated statements of loss in addition to depreciation were as follows:

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
Non-current	163	2,248
Current	630	1,518
	793	3,766

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Interest expense	22	57
Expense relating to short-term leases	17	-
Expense relating to leases of low-value assets that are not shown above as short-term leases	15	-

The total cash outflow for leases for the six months ended June 30, 2021 and 2022 was RMB 0.5 million and RMB 0.5 million, respectively.